STOCK-BASED COMPENSATION	12 Months Ended
Jun. 27, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION
Our shareholders approved stock-based compensation plans including the Stock Option and Incentive Plan for employees and the Stock Option and Incentive Plan for Non-Employee Directors and Consultants (collectively, the “Plans”). The total number of shares authorized for issuance to employees and non-employee directors and consultants under the Plans is currently 37.3 million. The Plans provide for grants of options to purchase our common stock, restricted stock, restricted stock units, and stock appreciation rights. Additionally, grants to eligible employees may vest over a specified period of time or service period, or may contain performance-based conditions.
Stock Options
In fiscal 2018, certain eligible employees under the Plans were granted performance stock options whose vesting is contingent upon meeting company performance goals based on our annual earnings at the end of fiscal 2021 and 2022. Expense for performance stock options is recognized using a graded-vesting schedule over the vesting period based upon management’s periodic estimates of the number of stock options that ultimately will vest. The options vest over a period of 4 to 5 years and have a contractual term to exercise of 8 years.
Stock options that do not contain a performance condition were also granted to eligible employees in fiscal 2018, consistent with prior year grants. Expense related to these stock options is recognized using a graded-vesting schedule over the vesting period or to the date on which retirement eligibility is achieved, if shorter. Stock options generally vest over a period of 1 to 4 years and have contractual terms to exercise of 8 years. Full or partial vesting of awards may occur upon a change in control (as defined in the Plans), or upon an employee’s death, disability or involuntary termination.
Transactions during fiscal 2018 were as follows (in thousands, except option prices):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding at June 28, 2017	1,376	$45.46
Granted(1)	1,302	31.55
Exercised	(116)	20.07
Forfeited or canceled	(203)	47.27
Options outstanding at June 27, 2018(1)	2,359	$38.87	6.0	$28,163
Options exercisable at June 27, 2018	662	$43.73	3.7	$5,076

(1)	There were 750,000 performance stock options granted in fiscal 2018, all of which were outstanding at June 27, 2018.
At June 27, 2018, unrecognized compensation expense related to stock options totaled approximately $4.0 million and will be recognized over a weighted average period of 3.0 years. The intrinsic value of options exercised totaled approximately $2.5 million, $5.6 million and $5.3 million for the fiscal years ended June 27, 2018, June 28, 2017, and June 29, 2016, respectively. The tax benefit realized on options exercised totaled approximately $0.6 million, $1.6 million and $1.6 million for the fiscal years ended June 27, 2018, June 28, 2017, and June 29, 2016, respectively.
Restricted Share Awards
Restricted share awards consist of performance shares, restricted stock and restricted stock units. In fiscal 2018 and 2017, eligible employees under the Plans were granted performance shares whose vesting is contingent upon meeting company performance goals based on our rate of earnings growth at the end of a three-fiscal-year period. Expense is recognized ratably over the vesting period, or to the date on which retirement eligibility is achieved, if shorter, based upon management’s periodic estimates of the number of shares that ultimately will be issued. Prior to fiscal 2017, eligible employees under the Plans were granted performance shares containing a market condition which generally vest in full on the third anniversary of the date of grant.
Restricted stock units granted to eligible employees under the Plans generally vest in full on the third anniversary of the date of grant. Restricted stock units issued to eligible employees under our career equity plan generally vest upon each employee’s retirement from the Company. Expense is recognized ratably over the vesting period, or to the date on which retirement eligibility is achieved, if shorter. Full or partial vesting of awards may occur upon a change in control (as defined in the Plans), or upon an employee’s death, disability or involuntary termination.
Restricted stock and restricted stock units granted to non-employee directors under the Plans generally vest in full on the fourth anniversary of the date of grant or upon each director’s retirement from the Board. The non-employee directors’ awards are non-forfeitable and are expensed upon grant.
Transactions during fiscal 2018 were as follows (in thousands, except fair values):

	Number of Restricted Share Awards	Weighted Average Grant Date Fair Value Per Award
Restricted share awards outstanding at June 28, 2017	814	$46.32
Granted	466	32.05
Vested	(200)	48.31
Forfeited	(78)	39.67
Restricted share awards outstanding at June 27, 2018	1,002	$39.80

At June 27, 2018, unrecognized compensation expense related to restricted share awards totaled approximately $10.8 million and will be recognized over a weighted average period of 1.8 years. The fair value of shares that vested totaled approximately $4.3 million, $12.8 million and $23.9 million, for the fiscal years ended June 27, 2018, June 28, 2017, and June 29, 2016, respectively.